SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 11, 2020 USD ($)	Mar. 31, 2021 $ / shares shares	Oct. 29, 2020 USD ($)	Oct. 29, 2020 USD ($)	Feb. 28, 2021 shares	Feb. 28, 2021 $ / shares shares
Subsequent Event [Line Items]
Stock options exercised (shares) | shares					2,720,000	2,720,000
Exercise price of stock options exercised | $ / shares						$ 0.04
Clayton Valley [Member]
Subsequent Event [Line Items]
Percentage of royalty agreement	1.00%		1.00%
Total cash consideration | $	$ 200,000		$ 250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options exercised (shares) | shares		200,000
Exercise price of stock options exercised | $ / shares		$ 0.07
Subsequent Event [Member] | Clayton Valley [Member]
Subsequent Event [Line Items]
Percentage of royalty agreement				1.00%
Total cash consideration | $				$ 250,000